INVESCO COMBINATION STOCK & BOND FUNDS, INC.

        Supplement to Investor Class Prospectus dated September 30, 1999

The existing class of shares of INVESCO Equity Income Fund, INVESCO Balanced Fund and INVESCO Total Return Fund is hereby designated as "Investor Class."

The section of the Prospectus entitled "Fees And Expenses - Annual Fund Operating Expenses That Are Deducted From Fund Assets" is amended to (1) delete the table and the footnotes and (2) substitute the following, respectively, in their place:

      ANNUAL FUND OPERATING EXPENSES THAT ARE
      DEDUCTED FROM FUND ASSETS

      EQUITY INCOME FUND
      Management Fee(1)                                 0.48%
      Distribution and Service (12b-1) Fees(2)          0.25%
      Other Expenses(1)(3)(4)                           0.23%
                                                        -----
      Total Annual Fund Operating Expenses(1)(3)(4)     0.96%
                                                        =====

      BALANCED FUND
      Management Fee                                    0.60%
      Distribution and Service (12b-1) Fees(2)          0.25%
      Other Expenses(3)(4)(5)                           0.47%
                                                        -----
      Total Annual Fund Operating Expenses(3)(4)(5)     1.32%
                                                        =====

      TOTAL RETURN FUND
      Management Fee(1)                                 0.56%
      Distribution and Service (12b-1) Fees(2)          0.25%
      Other Expenses(1)(3)(4)                           0.21%
                                                        -----
      Total Annual Fund Operating Expenses(1)(3)(4)     1.02%
                                                        =====

(1) Certain advisory fees of Equity Income and Total Return Funds were voluntarily absorbed by INVESCO prior to May 13, 1999. After absorption, Equity Income Fund's Other Expenses and Total Annual Fund Operating Expenses changed insignificantly, and Total Return Fund's Other Expenses and Total Annual Fund Operating Expenses were 0.20% and 1.01%, respectively, of the Fund's average net assets.

(2) Because the Funds pay 12b-1 distribution fees which are based upon each Fund's assets, if you own shares of a Fund for a long period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

(3) Each Fund's actual Total Annual Fund Operating Expenses were lower than the figures shown, because their distribution fees and/or custodian fees were reduced under expense offset arrangements.

(4) The expense information presented in the table has been restated from the financials to reflect a change in the transfer agency fees for all Funds and the administrative services fees for Equity Income and Balanced Funds.

(5) Certain expenses of Balanced Fund were voluntarily absorbed by INVESCO pursuant to a commitment to the Fund. This commitment may be changed at any time following consultation with the board of directors. After absorption, Balanced Fund's Other Expenses and Total Annual Fund Operating Expenses were 0.41% and 1.26%, respectively, of the Fund's average net assets.

The section of the Prospectus entitled "Fees And Expenses - Example" is amended to (1) delete the second paragraph and (2) substitute the following in its place:

     The Example assumes that you invested $10,000 in a Fund for the time periods indicated and redeemed all of your shares at the end of each period. The Example also assumes that your investment had a hypothetical 5% return each year and that a Fund's operating expenses remained the same. Although the actual costs and performance of a Fund may be higher or lower, based on these assumptions your costs would have been:

                                    1 YEAR      3 YEARS     5 YEARS    10 YEARS
      Equity Income Fund            $   98      $   306     $   531    $  1,177
      Balanced Fund                 $  134      $   418     $   722    $  1,587
      Total Return Fund             $  104      $   324     $   562    $  1,246

The section of the Prospectus entitled "Portfolio Managers" is amended to (1) delete the first paragraph and (2) substitute the following in its place:

      The following individuals are primarily responsible for the day-to-day management of their respective Fund's or Funds' portfolio holdings.

      FUND                          PORTFOLIO MANAGER(S)

      Equity Income                 Charles P. Mayer
                                    Donovan J. (Jerry) Paul

      Balanced                      Charles P. Mayer
                                    Donovan J. (Jerry) Paul
                                    Peter M. Lovell

      Total Return                  David S. Griffin
                                    James O. Baker
                                    Thomas L. Shields

The section of the Prospectus entitled "Portfolio Managers" is amended to (1) delete the fifth and sixth paragraphs and (2) substitute the following in their place:

     DAVID S. GRIFFIN, a Chartered Financial Analyst, is the lead portfolio manager of Total Return Fund. He has been a portfolio manager for INVESCO Capital Management, Inc. since 1991. Dave holds an M.B.A. from the College of William and Mary and a B.A. from Ohio Wesleyan University.

The section of the Prospectus entitled "Portfolio Managers" is amended to (1) delete the eighth paragraph and (2) substitute the following in its place:

     THOMAS L. SHIELDS, a Chartered Financial Analyst, is an assistant portfolio manager of Total Return Fund. Before joining INVESCO in 1983, he was a portfolio manager with Schroder Capital Management. Tom holds an M.B.A. and a B.B.A. from Tulane University.

The section of the Prospectus entitled "How To Buy Shares" is amended to add the following sentence at the end of the first paragraph:

     If you do not specify a fund or funds, your initial investment and any subsequent purchases will automatically go into INVESCO Cash Reserves Fund
     - Investor Class, a series of INVESCO Money Market Funds, Inc.

The section of the Prospectus entitled "Your Account Services" is amended to add
the  following  new  subsection   after  the  subsection   entitled   "Telephone
Transactions":

      HOUSEHOLDING. To save money for the Funds, INVESCO will send only one copy of a prospectus or financial report to each household address. This process, known as "householding," is used for most required shareholder mailings. It does not apply to account statements. You may, of course, request an additional copy of a prospectus or financial report at any time by calling or writing INVESCO. You may also request that householding be eliminated from all of your required mailings.

This Supplement supercedes the Supplement dated June 1, 2000.

The date of this Supplement is July 20, 2000.

                  INVESCO COMBINATION STOCK & BOND FUNDS, INC.

            Supplement to Class C Prospectus dated December 31, 1999

The section of the Prospectus entitled "Fees And Expenses - Annual Fund Operating Expenses That Are Deducted From Fund Assets" is amended to (1) delete the table and the footnotes and (2) substitute the following, respectively, in their place:

      ANNUAL FUND OPERATING EXPENSES THAT ARE
      DEDUCTED FROM FUND ASSETS

      EQUITY INCOME FUND - CLASS C
      Management Fee                                  0.48%
      Distribution and Service (12b-1) Fees(1)        1.00%
      Other Expenses                                  0.23%
                                                      -----
      Total Annual Fund Operating Expenses            1.71%
                                                      =====

      BALANCED FUND - CLASS C
      Management Fee                                  0.60%
      Distribution and Service (12b-1) Fees(1)        1.00%
      Other Expenses(2)                               0.47%
                                                      -----
      Total Annual Fund Operating Expenses(2)         2.07%
                                                      =====

      TOTAL RETURN FUND - CLASS C
      Management Fee                                  0.56%
      Distribution and Service (12b-1) Fees(1)        1.00%
      Other Expenses                                  0.21%
                                                      -----
      Total Annual Fund Operating Expenses            1.77%
                                                      =====

     (1) Because the Funds' Class C shares pay 12b-1 distribution and service fees which are based upon each Fund's assets, if you own shares of a Fund for a long period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

     (2) Based on estimated expenses for the current fiscal year, which may be more or less than actual expenses. Actual expenses are not provided because each Fund's Class C shares were not offered until February 15, 2000. Certain expenses of Balanced Fund will be absorbed by INVESCO in order to ensure that expenses for that Fund's Class C shares will not exceed 2.00% of the Fund's average net assets attributable to Class C shares pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, Balanced Fund - Class C shares' Other Expenses and Total Annual Fund Operating Expenses are estimated to be 0.41% and 2.01%, respectively, of the Fund's average net assets.

The section of the Prospectus entitled "Fees And Expenses - Examples" is amended to (1) delete the second paragraph and (2) substitute the following in its place:

      The Examples assume that you invested $10,000 in Class C shares of a Fund for the time periods indicated. The first Example assumes that you redeem all of your shares at the end of each period. The second Example assumes you keep your shares. Both Examples also assume that your investment had a hypothetical 5% return each year and that a Fund's Class C shares' operating expenses remained the same. Although the actual costs and performance of a Fund's Class C shares may be higher or lower, based on these assumptions your costs would have been:

      IF SHARES ARE REDEEMED           1 year     3 years    5 years   10 years
      Equity Income Fund - Class C     $  274     $   539    $   928   $  2,019
      Balanced Fund -  Class C         $  310     $   649    $ 1,114   $  2,400
      Total Return Fund - Class C      $  280     $   557    $   959   $  2,084

      IF SHARES ARE NOT REDEEMED       1 year     3 years    5 years   10 years
      Equity Income Fund - Class C     $  174     $   539    $   928   $  2,019
      Balanced Fund -  Class C         $  210     $   649    $ 1,114   $  2,400
      Total Return Fund - Class C      $  180     $   557    $   959   $  2,084

The section of the Prospectus entitled "Portfolio Managers" is amended to (1) delete the first paragraph and (2) substitute the following in its place:

      The following individuals are primarily responsible for the day-to-day management of their respective Fund's or Funds' portfolio holdings.

      FUND                          PORTFOLIO MANAGER(S)

      Equity Income                 Charles P. Mayer
                                    Donovan J. (Jerry) Paul

      Balanced                      Charles P. Mayer
                                    Donovan J. (Jerry) Paul
                                    Peter M. Lovell

      Total Return                  David S. Griffin
                                    James O. Baker
                                    Thomas L. Shields

The section of the Prospectus entitled "Portfolio Managers" is amended to (1) delete the fifth and sixth paragraphs and (2) substitute the following in their place:

     DAVID S. GRIFFIN, a Chartered Financial Analyst, is the lead portfolio manager of Total Return Fund. He has been a portfolio manager for INVESCO Capital Management, Inc. since 1991. Dave holds an M.B.A. from the College of William and Mary and a B.A. from Ohio Wesleyan University.

The section of the Prospectus entitled "Portfolio Managers" is amended to (1) delete the eighth paragraph and (2) substitute the following in its place:

     THOMAS L. SHIELDS, a Chartered Financial Analyst, is an assistant portfolio manager of Total Return Fund. Before joining INVESCO in 1983, he was a portfolio manager with Schroder Capital Management. Tom holds an M.B.A. and a B.B.A. from Tulane University.

This Supplement supercedes the Supplement dated June 1, 2000.

The date of this Supplement is July 20, 2000.